Employee Benefit Plans	12 Months Ended
Dec. 29, 2013
Employee Benefit Plans

(15) Employee Benefit Plans

For the year ended December 29, 2013, the Company maintained the GateHouse Media, Inc. Retirement Savings Plan (the “GateHouse 401(k) Plan”), which is intended to be a qualified defined contribution plan with a cash or deferred arrangement under Section 401(k) of the Code. In general, eligible employees of the Company and participating affiliates who satisfy minimum age and service requirements are eligible to participate. Eligible employees can contribute amounts up to 100% of their eligible compensation to the GateHouse 401(k) Plan, subject to IRS limitations. The GateHouse 401(k) Plan also provides for discretionary matching and nonelective contributions that can be made in separate amounts among different allocation groups. The Company implemented a Companywide matching contribution on January 1, 2008 and discontinued offering such matching contribution across the Company on January 1, 2009. Effective January 2, 2012 the Company reinstated the matching contribution across the entire Company. During 2011 the Company only offered a matching contribution to certain groups of the Company’s employees. For the Successor Company for the two months ended December 29, 2013, the Predecessor Company for the ten months ended November 6, 2013, and for the year ended December 30, 2012, when the Company offered a matching contribution across the entire Company, the Company’s matching contributions to the GateHouse 401(k) Plan were $146, $845, and $117, respectively. During the year ended January 1, 2012, when the Company did not offer a matching contribution across the entire Company, the Company’s matching contributions to the GateHouse 401(k) Plan was $102. The Company did not make nonelective contributions for the reported years. Effective January 1, 2014, sponsorship of the GateHouse 401(k) Plan was transferred to New Media Investment Group, Inc. and the name of the Plan was changed to be the New Media Retirement Savings Plan.

For the year ended December 29, 2013, Local Media sponsored the Local Media Group, Inc. 401(k) Savings Plan (the “Local Media 401(k) Plan”), which also is intended to be a qualified defined contribution plan with a cash or deferred arrangement under Section 401(k) of the Code. In general, eligible employees of Local Media and participating affiliates who satisfied minimum age and service requirements were eligible to participate. Eligible employees were able to contribute amounts up to 25% of their eligible compensation to the Local Media 401(k) Plan, subject to IRS limitations. The Local Media 401(k) Plan also provided for a matching contribution up to 3.5% of a participant’s gross eligible compensation (based on an employee deferral election of at least 6% of eligible compensation). The Local Media 401(k) Plan did not provide for employer nonelective contributions and was frozen with respect to all new eligibility and contributions effective after December 31, 2013. Effective January 1, 2014, sponsorship of the Local Media 401(k) Plan was transferred to New Media.

The Company maintains three nonqualified deferred compensation plans, as described below, for certain of its employees.

The Company maintains the GateHouse Media, Inc. Publishers’ Deferred Compensation Plan (“Publishers Plan”), a nonqualified deferred compensation plan for the benefit of certain designated publishers of the Company’s newspapers. Under the Publishers Plan, the Company credits an amount to a bookkeeping account established for each participating publisher pursuant to a pre-determined formula, which is based upon the gross operating profits of each such publisher’s newspaper. The bookkeeping account is credited with earnings and losses based upon the investment choices selected by the participant. The amounts credited to the bookkeeping account on behalf of each participating publisher vest on an installment basis over a period of 15 years. A participating publisher forfeits all amounts under the Publishers Plan in the event that the publisher’s employment with the Company is terminated for “cause”, as defined in the Publishers Plan. Amounts credited to a participating publisher’s bookkeeping account are distributable upon termination of the publisher’s employment with the Company and will be made in a lump sum or installments as elected by the publisher. The Publisher’s Plan was frozen effective as of December 31, 2006, and all accrued benefits of participants under the terms of the Publisher’s Plan became 100% vested. The Company recorded $0, $0, $0 and $0 of compensation expense related to the Publishers Plan for the Successor Company for the two months ended December 29, 2013, the Predecessor Company for the ten months ended November 6, 2013, and for the years ended December 30, 2012 and January 1, 2012, respectively.

The Company maintains the GateHouse Media, Inc. Executive Benefit Plan (“Executive Benefit Plan”), a nonqualified deferred compensation plan for the benefit of certain key employees of the Company. Under the Executive Benefit Plan, the Company credits an amount, determined at the Company’s sole discretion, to a bookkeeping account established for each participating key employee. The bookkeeping account is credited with earnings and losses based upon the investment choices selected by the participant. The amounts credited to the bookkeeping account on behalf of each participating key employee vest on an installment basis over a period of 5 years. A participating key employee forfeits all amounts under the Executive Benefit Plan in the event that the key employee’s employment with the Company is terminated for “cause”, as defined in the Executive Benefit Plan. Amounts credited to a participating key employee’s bookkeeping account are distributable upon termination of the key employee’s employment with the Company, and will be made in a lump sum or installments as elected by the key employee. The Executive Benefit Plan was frozen effective as of December 31, 2006, and all accrued benefits of participants under the terms of the Executive Benefit Plan became 100% vested. The Company recorded $0, $0, $0 and $0 of compensation expense related to the Publishers Plan for the Successor Company for the two months ended December 29, 2013, the Predecessor Company for the ten months ended November 6, 2013, and for the years ended December 30, 2012 and January 1, 2012, respectively.

The Company maintains the GateHouse Media, Inc. Executive Deferral Plan (“Executive Deferral Plan”), a nonqualified deferred compensation plan for the benefit of certain key employees of the Company. Under the Executive Deferral Plan, eligible key employees may elect to defer a portion of their compensation for payment at a later date. Currently, the Executive Deferral Plan allows a participating key employee to defer up to 100% of his or her annual compensation until termination of employment or such earlier period as elected by the participating key employee. Amounts deferred are credited to a bookkeeping account established by the Company for this purpose. The bookkeeping account is credited with earnings and losses based upon the investment choices selected by the participant. Amounts deferred under the Executive Deferral Plan are fully vested and non-forfeitable. The amounts in the bookkeeping account are payable to the key employee at the time and in the manner elected by the key employee.